Intangible Assets - Disclosure of reconciliation of changes in intangible assets and goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 56.5
Charge for the year	6.9	$ 5.5	$ 2.1
Intangible assets other than goodwill at end of period	98.0	56.5
Customer Relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	41.8
Intangible assets other than goodwill at end of period	72.4	41.8
Customer Relationships | Aarna Capital
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0.0
Intangible assets other than goodwill at end of period	$ 17.5	0.0
Useful life measured as period of time, intangible assets other than goodwill	9 years 3 months
Customer Relationships | Volcap
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 3.7
Intangible assets other than goodwill at end of period	$ 3.1	3.7
Useful life measured as period of time, intangible assets other than goodwill	5 years 9 months
Customer Relationships | Agrinvest Commodities
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 0.0
Intangible assets other than goodwill at end of period	$ 5.3	0.0
Useful life measured as period of time, intangible assets other than goodwill	9 years
Customer Relationships | Eagle Commodities
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 4.3
Intangible assets other than goodwill at end of period	$ 3.8	4.3
Useful life measured as period of time, intangible assets other than goodwill	7 years 4 months 24 days
Customer Relationships | Cowen's Prime Services and Outsourced Trading Business
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 21.5
Intangible assets other than goodwill at end of period	$ 19.2	21.5
Useful life measured as period of time, intangible assets other than goodwill	8 years
Customer Relationships | Hamilton Court
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 0.0
Intangible assets other than goodwill at end of period	$ 10.3	0.0
Useful life measured as period of time, intangible assets other than goodwill	7 years
Brands
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 2.0
Intangible assets other than goodwill at end of period	4.8	2.0
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	12.7
Intangible assets other than goodwill at end of period	20.8	12.7
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	92.5	81.2
Additions on acquisitions	49.0	3.4
Additions	6.7	8.2
Disposals	(0.1)	(0.3)
Intangible assets other than goodwill at end of period	148.1	92.5	81.2
Cost | Customer Relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	52.4	49.6
Additions on acquisitions	37.4	3.1
Additions	0.0	0.0
Disposals	0.0	(0.3)
Intangible assets other than goodwill at end of period	89.8	52.4	49.6
Cost | Brands
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	2.4	2.1
Additions on acquisitions	3.1	0.3
Additions	0.0	0.0
Disposals	0.0	0.0
Intangible assets other than goodwill at end of period	5.5	2.4	2.1
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	37.7	29.5
Additions on acquisitions	8.5	0.0
Additions	6.7	8.2
Disposals	(0.1)	0.0
Intangible assets other than goodwill at end of period	52.8	37.7	29.5
Impairment provisions and amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(36.0)	(25.2)
Charge for the year	14.2	10.8
Disposals	0.1	0.0
Intangible assets other than goodwill at end of period	(50.1)	(36.0)	(25.2)
Impairment provisions and amortization | Customer Relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(10.6)	(5.4)
Charge for the year	6.8	5.2
Disposals	0.0	0.0
Intangible assets other than goodwill at end of period	(17.4)	(10.6)	(5.4)
Impairment provisions and amortization | Brands
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(0.4)	(0.1)
Charge for the year	0.3	0.3
Disposals	0.0	0.0
Intangible assets other than goodwill at end of period	(0.7)	(0.4)	(0.1)
Impairment provisions and amortization | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(25.0)	(19.7)
Charge for the year	7.1	5.3
Disposals	0.1	0.0
Intangible assets other than goodwill at end of period	$ (32.0)	$ (25.0)	$ (19.7)